Investments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Investments
Investments	$ 197.7		$ 197.7		$ 203.1
Unrealized gains losses on available-for-sale investments
Change in the fair value of equity investments	15.6	$ 20.4	(2.1)	$ 8.5
Deferred tax recovery (expense) in other comprehensive income	(2.0)	(2.7)	0.4	(1.1)
Change in the fair value of equity investments, net of tax	13.6	$ 17.7	(1.7)	$ 7.4
Equity investments
Investments
Investments	165.2		165.2		172.2
Warrants
Investments
Investments	0.8		0.8		0.8
Loan receivable
Investments
Investments	$ 31.7		$ 31.7		$ 30.1